Issued Capital - Schedule of Dividends Declared (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure of Dividends [line items]
Dividends declared per share		$ 0.66	$ 0.62
Average number of shares eligible for dividend		453,933	453,493
Total dividends paid		$ 296,367	$ 279,050
Cash percentage		99.00%	99.00%
DRIP percentage	[1]	1.00%	1.00%
Total dividends paid percentage		100.00%	100.00%
Retained Earnings [member]
Disclosure of Dividends [line items]
Total dividends paid		$ 299,595	$ 281,166
Dividends Paid in Cash [member]
Disclosure of Dividends [line items]
Total dividends paid		296,367	279,050
Dividends Paid in DRIP [member]
Disclosure of Dividends [line items]
Total dividends paid	[1]	$ 3,228	$ 2,116

[1]	The Company has implemented a DRIP whereby shareholders can elect to have dividends reinvested directly into additional Wheaton common shares.